Expenses (Details) - Scheule of expenses consist of legal and professional fees consist - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Legal and professional expenses consist of :
Audit fees	$ 331,633	$ 10,382
Tax consulting and IFRS and other accounting fees		101,155
Legal and professional fees	493,219	273,719
Others	7,467	7,698
Total expenses	$ 832,319	$ 392,954